Submission	Mar. 25, 2025
Submission [Line Items]
Central Index Key	0001588489
Registrant Name	Grayscale Bitcoin Trust ETF
Registration File Number	333-275079
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Grayscale Bitcoin Trust ETF
Street 1	290 Harbor Drive
Street 2	4th Floor
City	Stamford
State or Country Code	CT
Zip Code	06902
Reporting FY End Date	Dec. 31, 2024